Deposits - Narrative (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deposits [Abstract]
Time deposits, at or above FDIC insurance limit	$ 1,400,000,000	$ 549,000,000
Time deposits mature in 2023	1,400,000,000
Time deposits mature in 2024	143,000,000
Time deposits mature in 2025	1,000,000
Time deposits mature in 2026	0
Time deposits mature in 2027	0
Time deposits mature in 2028 and thereafter	$ 0